7. INVESTMENT IN ASSOCIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
GAMBITIOUS

	December 31,
	2013	2012
Current assets	$45,432	$207,414
Property and equipment	-	-
	$45,432	$207,414
Current liabilities	$87,537	$33,861
Stockholders’ equity	(42,105)	173,553
	$45,432	$207,414

The condensed statements of operations for Gambitious are as follows:

	December 31,
	2013	2012
Sales	$21,994	$-
Expenses, net	(240,661)	(287,956)
Net loss	$(218,667)	$(287,956)